Net Loss Per Share - Schedule of Earnings Per Share Basic and Diluted (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss	$ (138,982)	$ (10,455)
Denominator:
Weighted-average shares outstanding - basic and diluted	2,780,993	2,403,755
Net loss per share - basic and diluted	$ (49.98)	$ (4.35)